UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21259

GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

New York, NY 10105

(Address of principal executive offices) (Zip code)

Merryl Hoffman, Esq.

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-418-6134

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period***(1)	Liquidity***
Investments in Investment Funds # ^ - 95.75%

Credit - 19.04%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$1,761,759	179	0.02%	$937,856	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	1,372,558	*	0.03%	1,562,935	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	8,618,208	*	0.41%	21,252,359	N/A	Quarterly
Bayview Opportunity Offshore IVa, L.P.	May-14	30,108,831	*	0.63%	32,670,336	Jun-19	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	1,540,765	*	0.10%	4,939,739	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	60,260,129	53,572	1.97%	102,092,723	N/A	Semi-Annually
Cerberus International Ltd., Class A	Dec-01	11,026,021	28	0.60%	31,237,273	(2)	(2)
Cerberus International SPV, Ltd., Class B	Jun-10	5,671,554	14,774	0.29%	14,935,429	(2)	(2)
JPS Credit Opportunities Fund (Cayman), Ltd. - Series F USD - Series 04-2015	Apr-14	125,000,000	131,533	2.56%	132,496,709	N/A	Quarterly
King Street Capital, L.P.	Jun-02	59,255,350	*	2.66%	137,563,503	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	13,587,702	*	0.54%	27,996,087	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting II - Series A 2015	Sep-09	40,542,798	38,376	1.22%	63,087,322	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class I USD Series: 1	Nov-12	120,000,000	81,918	2.69%	139,220,821	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	5,791,629	52,267	0.14%	7,067,136	N/A	Semi-Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	1,069,131	125	0.01%	399,759	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	67,612,415	6,730	2.43%	125,742,133	N/A	Annually
Stone Lion Fund L.P., Class K Interests	Jan-13	50,842,029	*	1.11%	57,429,665	N/A	Quarterly
Stone Lion Fund Ltd., Class K Series 1	Jan-11	56,843,966	56,345	1.39%	71,773,030	N/A	Quarterly
Styx International Fund, Ltd., Class A, Series 1	Apr-02	9,720,823	3,417	0.24%	12,511,683	(2)	(2)

					984,916,498

Event Driven - 9.09%
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 12 14E	Aug-04	568,171	105	0.00%	112,322	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 12 14F	Aug-04	31,070,059	49,242	1.00%	51,836,132	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 10 13B	Jul-07	64,851,518	100,120	2.40%	124,254,187	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class N Series Benchmark	Nov-10	17,479,699	17,746	0.44%	22,752,506	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	139,860	1,732	0.01%	267,723	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	6,939,717	7,255	0.12%	6,247,427	(2)	(2)
Senator Global Opportunity Offshore Fund II Ltd Class A1 Series 11	Jul-14	185,068,495	185,068	3.91%	202,457,624	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	534,767	*	0.02%	761,411	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	1.19%	61,569,543	N/A	Quarterly

					470,258,875

Long/Short Equity - 27.82%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.98%	205,937,236	N/A	Monthly
Aleutian Fund, Ltd., Class A Unrestricted Series 28	Jul-14	30,000,000	30,000	0.63%	32,475,843	N/A	Monthly
CapeView Azri 2X Fund Class USD B Series U/14	May-15	10,500,000	105,000	0.21%	10,909,449	N/A	Monthly
CapeView Azri Fund Class USD B-U Series V/1	Apr-15	50,000,000	500,000	0.99%	51,106,484	N/A	Quarterly
Carrhae Capital Fund Ltd., Class A6 January 15E	Jan-15	25,000,000	25,000	0.50%	26,096,287	N/A	Quarterly
Carrhae Capital Fund Ltd., Class A6 June 15E	Jun-15	8,000,000	8,000	0.15%	7,981,144	N/A	Quarterly
Carrhae Capital Fund Ltd., Class A6 May 15E	May-15	25,000,000	25,000	0.48%	24,681,870	N/A	Quarterly
Carrhae Capital Master Fund Ltd., Class A6 June 15E	Jun-15	17,000,000	17,000	0.33%	16,959,930	N/A	Quarterly
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	108,575	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	98,945	(2)	(2)
Hitchwood Capital Fund Ltd., Series A1 2/15	Feb-15	50,000,000	50,000	1.03%	53,217,594	N/A	Quarterly
Lansdowne Developed Markets Fund Limited, Class N (Non-Restricted) US$ Shares	Feb-07	73,054,734	257,354	3.08%	159,176,043	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	133,012,437	64,310	3.73%	192,682,324	N/A	Quarterly
Pennant Windward Fund, Ltd., Class A Series 2	Jan-15	15,000,000	15,000	0.30%	15,310,080	Mar-16	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	100,285,626	68,506	3.26%	168,844,970	N/A	Semi-Annually
Suvretta Offshore Fund, Ltd., Class 1-D Series Initial	Jan-13	20,000,000	19,257	0.66%	33,977,801	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-E Series Initial	Mar-13	60,000,000	53,443	1.62%	83,878,348	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class L Series 118	Dec-07	63,541,580	54,874	1.54%	79,587,727	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	2,789,287	2,868	0.06%	3,099,292	(2)	(2)
Viking Global Equities III Ltd., Class H Series 1E	Feb-09	138,072,975	88,115	5.27%	272,754,646	N/A	Monthly

					1,438,884,588

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)(continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period***(1)	Liquidity***

Investments in Investment Funds # ^ - 95.75% (continued)

Multi-Strategy - 10.04%
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 1	Nov-13	$75,000,000	33,116	1.50%	$77,445,685	Jun-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 2	Feb-14	25,000,000	25,000	0.48%	24,651,102	Sep-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 3	Mar-14	20,000,000	20,000	0.37%	19,331,755	Dec-16	Quarterly
Hudson Bay International Fund, Ltd., Class A-UR-TNV2 Series 4	Jul-14	30,000,000	30,000	0.56%	29,137,697	Mar-17	Quarterly
Hutchin Hill Capital Offshore Fund, Ltd. - Class C, Non Restricted	Mar-11	132,281,876	125,446	3.40%	175,871,975	N/A	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	105,181,688	72,746	3.55%	183,557,341	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	485,227	685	0.03%	1,310,370	(2)	(2)
Shepherd Investments International, Ltd., Class B Holdback	Aug-12	3,446,899	*	0.06%	3,376,494	(2)	(2)(3)
Shepherd Investments International, Ltd., Class B Special Investment Holdback	Aug-12	123,339	*	0.00%	123,957	(2)	(2)(3)
Shepherd Investments International, Ltd., Class MQ Holdback	Aug-12	2,154,519	*	0.04%	2,110,418	(2)	(2)(3)
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	248,659	246	0.01%	434,656	(2)	(2)
Shepherd Investments International, Ltd., Class S **	Feb-06	2,618,513	3,106	0.02%	981,407	(2)	(2)
Shepherd Select Asset Ltd., Class A	Aug-12	899,603	801	0.02%	995,756	(2)	(2)

					519,328,613

Relative Value - 16.76%
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	56,808,949	78,209	1.89%	97,857,710	N/A	Quarterly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G - Series 2	Feb-13	96,973,773	96,198	1.91%	98,832,608	N/A	Monthly
Capstone Vol (Offshore) Limited, Class A - 0913	Sep-13	75,000,000	75,000	1.45%	75,254,478	Sep-15	Quarterly
Capstone Vol (Offshore) Limited, Class A - 0914	Sep-14	75,000,000	75,000	1.43%	74,050,207	Sep-16	Quarterly
PDT Fusion Offshore Fund, Ltd., Class A NI Series 28 - July 2012	Feb-14	33,210,000	336,805	0.69%	35,603,555	N/A	Quarterly
PDT Partners Offshore Fund, Ltd., Class A NI Series 1 - January 2013	Jan-13	88,896,985	888,970	2.54%	131,264,699	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series SA)	Apr-12	91,431,143	*	1.98%	102,359,519	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	6,716,792	2,868	0.24%	12,292,665	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark 2	Nov-09	137,799,069	85,740	4.63%	239,772,085	N/A	Quarterly

					867,287,526

Trading - 13.00%
Brevan Howard Fund Limited - Class B US	Aug-09	158,548,300	822,743	3.71%	191,835,151	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	105,398,941	105,399	2.49%	128,546,583	N/A	Monthly
Edgestream Nias Fund Ltd., Class A Series 1B (January 2015)	Feb-09	92,282,851	107,330	2.08%	107,751,935	N/A	Monthly
Edgestream Sumatra Fund, L.P.	Jan-13	905,249	*	0.02%	1,121,323	N/A	Monthly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.54%	79,416,899	N/A	Monthly
PIMCO Absolute Return Strategy V Offshore Fund Ltd., Class I USD Series: 1	Jun-15	70,000,000	70,000	1.34%	69,316,078	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Benchmark Series	Jan-10	52,870,002	44,117	1.82%	94,301,039	N/A	Monthly

					672,289,008

Total investments in Investment Funds # ^ - 95.75%		3,602,182,877			4,952,965,108

Investment in securities # ^ - 0.05%

BlackLight Power, Inc. (4)		2,537,760		0.05%	2,537,760

Investment in Time Deposit - 2.04%		105,387,433			105,387,433

Total Investments - 97.84%		$3,710,108,070			5,060,890,301

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.16%					111,887,089

MEMBERS’ CAPITAL - 100.00%					$5,172,777,390

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)(continued)

Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percentage of Members’ Capital
Credit	19.04%
Event Driven	9.09%
Long/Short Equity	27.82%
Multi-Strategy	10.04%
Relative Value	16.76%
Trading	13.00%

Total Investments in Investment Funds	95.75%

#	Non-income producing securities.
^

Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2015 was $3,604,720,637 and $4,955,502,868, respectively.

*	Investment does not issue shares or investment relates to holdback.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund.
***

Investing in GMAM Absolute Return Strategy Fund I (“Fund I”) involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the “Advisor”) on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s governing documents. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so- called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I may not be able to fully liquidate its investment promptly.

(1)

Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2015 that redemption from a tranche or a portion there of, that is in a lock-up period, is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2)

These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of June 30, 2015 was $109,497,453, which includes $40,554,630 of side pocket investments.

(3)

The holdback represents the portion of the compulsory redemption initiated by the Investment Fund that has not been distributed. The realization of the investment will occur upon the dissolution of the Investment Fund.

(4)	Received on November 30, 2014 as an in-kind distribution resulting from the final liquidation of Black Bear Offshore Liquidating Fund SPC September 30, 2009.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Investment Valuation – Investments in Investment Funds – GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC (“Fund I”), seeks to achieve its objectives through the allocation of capital among selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Pursuant to the provisions of Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, Fund I values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the Portfolio Managers or the Investment Funds. General Motors Investment Management Corporation (the “Advisor”) generally conducts initial and annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures. In addition, the Advisor performs other reviews to help assess the reasonableness of the reported NAVs, including periodic reasonability tests of changes in each Investment Fund’s NAV (i.e. investment performance) and annual reviews of the audited financial statements of the Investment Funds.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of June 30, 2015, there were no investments, in Investment Funds, that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)(continued)

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs
•	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments measured using NAV as a practical expedient are not classified in the fair value hierarchy.

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total Fair Value as of June 30, 2015
Investment in securities	$—	$—	$2,537,760	$2,537,760
Investment in Time Deposit	—	105,387,433	—	105,387,433

Total Investments	$—	$105,387,433	$2,537,760	$107,925,193

Investment Funds measured at net asset value				4,952,965,108

Total Investments at fair value				$5,060,890,301

A reconciliation of Level 3 investments has not been presented since Fund I does not have a significant amount of Level 3 investments at the beginning or end of the period.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)(continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of June 30, 2015, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering and governing documents. Unless otherwise noted below, Fund I had no unfunded capital commitments as of June 30, 2015.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has unfunded capital commitments totaling $47.7 million as of June 30, 2015.

Portfolio Managers using event driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 60 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have a redemption notice period of 65 days.

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)(continued)

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Accounting Pronouncements - In May 2015, the Financial Accounting Standards Board issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize with the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for the Fund on April 1, 2016, with early adoption permitted. The guidance also requires retrospective application to all periods presented. The Advisor has elected to early adopt this pronouncement for the period ended June 30, 2015 (unaudited) and the disclosures are presented accordingly.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (“Time Deposit”) at cost, which approximates fair value. The Time Deposit is classified as a Level 2 in the fair value hierarchy as Fund I has the ability to redeem its interest on a daily basis; however, the price of the Time Deposit is not publicly available.

Investment Valuation - Investment in Securities - Fund I does not generally directly invest in securities, or other instruments that are not Investment Funds; however, from time to time, Investment Funds may make in-kind distributions of securities. Fund I uses the market approach to value such securities. Under the market approach, fair value may be determined by reference to recent transactions, adjusted as needed, by the valuation committee of Fund I. As of June 30, 2015, the Board of Managers had made a fair value determination of the investment in [one such security] and such security is classified as a Level 3 in the fair value hierarchy.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)(concluded)

Tax Basis - The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds and security. The allocated taxable income has not been provided to Fund I for all of the investments as of June 30, 2015. As such, the tax basis of investments is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2014.

	Tax Basis	Book Basis
Cost basis	$3,768,101,615	$3,604,720,637

Accumulated gross unrealized appreciation	$1,282,300,768	$1,359,139,520
Accumulated gross unrealized depreciation	(94,899,515)	(8,357,289)

Accumulated net unrealized appreciation on investments	$1,187,401,253	$1,350,782,231

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer (principal executive officer)

Date	08/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Stevens
John S. Stevens, President and Chief Executive Officer (principal executive officer)

Date	08/26/15

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer (principal financial officer)

Date	08/26/15

* Print the name and title of each signing officer under his or her signature.